Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio
July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 97.69%Δ
Brazil − 2.99%
Hypera	163,200	$1,127,200
Itau Unibanco Holding ADR	23,779	121,273
Suzano †	93,400	756,288
		2,004,761
China − 41.62%
Alibaba Group Holding †	179,080	5,684,126
Baidu ADR †	11,971	1,429,337
Brilliance China Automotive Holdings	76,000	77,762
China Medical System Holdings	842,000	1,020,139
China Merchants Bank Class H	546,500	2,549,059
China Mobile	167,000	1,144,175
CSPC Pharmaceutical Group	945,600	1,983,853
Hengan International Group	141,500	1,187,641
NetEase ADR	2,069	948,471
NetEase	53,837	978,059
Ping An Insurance Group Co. of China Class H	318,500	3,373,914
Sands China	199,200	771,067
Tencent Holdings	53,600	3,693,070
Tingyi Cayman Islands Holding	1,006,000	1,874,333
Yum China Holdings	22,769	1,166,684
		27,881,690
Hong Kong − 2.54%
WH Group 144A #	1,909,000	1,697,097
		1,697,097
India − 12.33%
Bajaj Auto	16,333	656,038
HCL Technologies	186,285	1,755,966
Housing Development Finance	52,281	1,245,275
Indiabulls Housing Finance	192,983	490,115
Infosys ADR	122,831	1,578,378
Reliance Industries	91,740	2,534,814
		8,260,586
Indonesia − 1.51%
Bank Rakyat Indonesia Persero	4,646,200	1,009,225
		1,009,225
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico − 2.03%
Fibra Uno Administracion REIT	868,704	$702,224
Grupo Financiero Banorte Class O	183,724	658,038
		1,360,262
Peru − 1.03%
Credicorp	5,410	687,990
		687,990
Republic of Korea − 10.79%
Korea Zinc	1,597	554,942
LG Chem	1,815	865,301
Samsung Electronics	84,303	4,096,982
Samsung Fire & Marine Insurance	4,257	612,788
Shinhan Financial Group †	43,382	1,096,020
		7,226,033
Romania − 0.22%
Societatea Nationala de Gaze Naturale ROMGAZ GDR ≥	21,970	149,396
		149,396
Russia − 3.82%
Gazprom PJSC ADR	277,310	1,344,399
LUKOIL (London International Exchange) PJSC ADR	17,847	1,215,381
		2,559,780
Taiwan − 13.87%
ASE Technology Holding	668,000	1,723,900
CTBC Financial Holding	877,046	580,815
Hon Hai Precision Industry	474,000	1,268,552
Taiwan Semiconductor Manufacturing	393,588	5,716,831
		9,290,098
United Kingdom − 4.24%
Mondi	75,760	1,351,685
Unilever	25,226	1,488,125
		2,839,810
United States − 0.70%
Micron Technology †	9,412	471,118
		471,118
Total Common Stock (cost $58,342,588)		65,437,846

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Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Emerging Markets Portfolio (Unaudited)
	Number of shares	Value (US $)

Preferred Stocks – 1.87%Δ
Brazil − 0.92%
Itausa 4.93%	299,988	$613,599
		613,599
Republic of Korea − 0.95%
Samsung Electronics 2.81%	15,351	637,800
		637,800
Total Preferred Stocks (cost $1,339,555)		1,251,399

Short-Term Investments – 0.48%
Money Market Mutual Funds – 0.48%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.060%)	64,919	64,919
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.050%)	64,918	64,918
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.130%)	64,918	64,918
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.010%)	64,918	64,918
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 0.010%)	64,918	64,918
Total Short-Term Investments (cost $324,591)		324,591

Total Value of Securities−100.04% (cost $60,006,734)		67,013,836
Liabilities Net of Receivables and Other Assets — (0.04)%		(27,232)
Net Assets Applicable to 8,379,496 Shares Outstanding — 100.00%		$66,986,604
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2020, the aggregate value of Rule 144A securities was $1,697,097, which represents 2.54% of the Portfolio’s net assets.
≥	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
At July 31, 2020,the aggregate value of Regulation S securities was $149,396 which represents 0.22% of the Portfolio’s net assets.

2    NQ-DPT-151 [7/20] 9/20 (1325957)

(Unaudited)
The following foreign currency exchange contracts were outstanding at July 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AED	(136,671)	USD	37,170	8/3/20	$—	$(38)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AED – United Arab Emirates Dirham
BNYM – The Bank of New York Mellon
GDR – Global Depositary Receipt
GS – Goldman Sachs
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
USD – US Dollar
NQ-DPT-151 [7/20] 9/20 (1325957)    3